7. OTHER INCOME	12 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
OTHER INCOME

Other income in the amount of $22,050 for fiscal year 2016 represents non-cash gains on the settlement of liabilities for services rendered to the Company, by issuing 105,000 shares in February 2016. The non-cash gain is the difference between the recorded amount of the liabilities and the value of the stock when issued.